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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-01920________________________

Stralem Fund
(Exact name of registrant as specified in charter)

645 Madison Avenue New York, New York	10022
(Address of principal executive offices)	(Zip code)

Andrea Baumann Lustig

Stralem & Company Incorporated 645 Madison Avenue New York, New York 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123

Date of fiscal year end:         October 31, 2010

Date of reporting period:       January 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

Shares	Common Stocks — 90.7%	Value

	Consumer Discretionary — 3.5%
	Hotels, Restaurants & Leisure — 3.5%
65,800	McDonald’s Corp.	$4,107,894

	Consumer Staples — 11.7%
	Food & Staples Retailing — 5.4%
234,200	Kroger Co.	5,018,906
24,500	Wal-Mart Stores, Inc.	1,309,035
		6,327,941
	Food Products — 1.1%
24,100	Kellogg Co.	1,311,522

	Household Products — 2.3%
44,000	Procter & Gamble Co. (The)	2,708,200

	Personal Products — 2.9%
115,300	Avon Products, Inc.	3,475,142

	Energy — 12.2%
	Energy Equipment & Services — 0.8%
14,000	Schlumberger Ltd.	888,440

	Oil, Gas & Consumable Fuels — 11.4%
60,900	Chevron Corp.	4,392,108
65,500	Devon Energy Corp.	4,382,605
102,200	XTO Energy, Inc.	4,555,054
		13,329,767
	Financials — 3.4%
	Insurance — 3.4%
110,000	Loews Corp.	3,934,700

	Health Care — 11.7%
	Pharmaceuticals — 11.7%
55,000	Abbott Laboratories	2,911,700
85,800	Eli Lilly & Co.	3,020,160
47,400	Johnson & Johnson	2,979,564
259,300	Pfizer, Inc.	4,838,538
		13,749,962
	Industrials — 22.2%
	Aerospace & Defense — 6.7%
46,600	L-3 Communications Holdings, Inc.	3,883,644
58,200	United Technologies Corp.	3,927,336
		7,810,980
	Electrical Equipment — 3.3%
93,300	Emerson Electric Co.	3,875,682

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)

Shares	Common Stocks — 90.7% (Continued)	Value

	Industrials — 22.2% (Continued)
	Industrial Conglomerates — 5.6%
31,700	3M Co.	$2,551,533
247,000	General Electric Co.	3,971,760
		6,523,293
	Machinery — 6.6%
75,900	Caterpillar, Inc	3,965,016
53,800	Danaher Corp.	3,838,630
		7,803,646
	Information Technology — 12.9%
	Communications Equipment — 2.3%
122,700	Cisco Systems, Inc. (a)	2,757,069

	Computers & Peripherals — 5.6%
57,500	Hewlett-Packard Co.	2,706,525
31,800	International Business Machines Corp.	3,892,002
		6,598,527
	Semiconductors & Semiconductor Equipment — 2.4%
147,100	Intel Corp.	2,853,740

	Software — 2.6%
107,100	Microsoft Corp.	3,018,078

	Materials — 1.1%
	Metals & Mining — 1.1%
29,500	Newmont Mining Corp.	1,264,370

	Utilities — 12.0%
	Electric Utilities — 8.1%
287,300	Duke Energy Corp.	4,749,069
146,800	Southern Co. (The)	4,697,600
		9,446,669
	Multi-Utilities — 3.9%
106,100	Consolidated Edison, Inc.	4,640,814

	Total Common Stocks (Cost $99,586,708)	$106,426,436

Principal	United States Treasury Securities — 6.0%	Value

$7,000,000	U.S. Treasury Bills, 0.005%*, due February 25, 2010
	(Cost $6,999,977)	$6,999,979

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)

Shares	Money Market Funds — 6.2%	Value

7,265,884	Dreyfus Treasury Prime Money Market Fund, 0.00%**
	(Cost $7,265,884)	$7,265,884

	Total Investments at Value — 102.9% (Cost $113,852,569)	$120,692,299

	Liabilities in Excess of Other Assets — (2.9%)	(3,363,873)

	Net Assets — 100.0%	$117,328,426

(a)	Non-income producing.
*	Annualized yield at time of purchase, not a coupon rate.
**	Rate shown is the 7-day effective yield at January 31, 2010.
See notes to Schedule of Investments.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

1.   Investment valuation

The securities of Stralem Equity Fund (the “Fund”) that are traded on U.S. stock exchanges are generally valued at the last reported sales price.  If there have been no sales on any business day, a security is valued at the closing bid quote.  U.S. Treasury Bills and other short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value.  Investments in money market funds may be valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund.  Such valuation would be initiated in instances when prices of individual portfolio securities are “not readily available” or when there is an occurrence of a “significant event” that occurs after market closings but before the Fund’s NAV is determined.  Such fair value pricing is determined according to procedures adopted by the Board of Trustees.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$106,426,436	$—	$—	$106,426,436
United States Treasury Securities	—	6,999,979	—	6,999,979
Money Market Funds	—	7,265,884	—	7,265,884
Total	$106,426,436	$14,265,863	$—	$120,692,299

Refer to the Fund’s Schedule of Investments for a listing of Level 1 and Level 2 inputs by security type and  industry type.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)

2.   Security transactions

Security transactions are accounted for on trade date.  Realized gains and losses on sales of investments are calculated on a specific identification basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2010:

Cost of portfolio investments	$113,852,569

Gross unrealized appreciation	$13,057,614
Gross unrealized depreciation	(6,217,884)

Net unrealized appreciation	$6,839,730

Item 2. Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stralem Fund

By (Signature and Title)*	/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date February 16, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date February 16, 2010

* Print the name and title of each signing officer under his or her signature.